Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	97 Months Ended	120 Months Ended
	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024
C000099775
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
C000099777
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
C000172345
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
C000099779
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class S
C000099774
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class
Without Sales Load [Member] | C000099775
Average Annual Return [Line Items]
Average Annual Return, Percent	3.80%	6.38%		0.05%
Without Sales Load [Member] | C000099777
Average Annual Return [Line Items]
Average Annual Return, Percent	3.05%	5.59%		(0.70%)
Without Sales Load [Member] | C000172345
Average Annual Return [Line Items]
Average Annual Return, Percent	4.11%	6.76%	3.22%
Without Sales Load [Member] | C000099779
Average Annual Return [Line Items]
Average Annual Return, Percent	3.98%	6.59%		0.25%
Without Sales Load [Member] | C000099774
Average Annual Return [Line Items]
Average Annual Return, Percent	4.29%	6.78%		0.41%
DWS Index: Bloomberg Commodity Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Commodity Index
Average Annual Return, Percent	5.00%	7.25%		(1.29%)
DWS Index: Bloomberg Commodity Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Commodity Index
Average Annual Return, Percent	5.00%	7.25%		(1.29%)
DWS Index: Bloomberg Commodity Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Commodity Index
Average Annual Return, Percent	5.00%	7.25%	4.09%
DWS Index: Bloomberg Commodity Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Commodity Index
Average Annual Return, Percent	5.00%	7.25%		(1.29%)
DWS Index: Bloomberg Commodity Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Commodity Index
Average Annual Return, Percent	5.00%	7.25%		(1.29%)